Note 7 - Other (Income) Expense	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
7.	Other (income) expense

	2020	2019

Gain on disposal of business	$-	$(6,082)
Other (income) expense	(361)	67
	$(361)	$(6,015)

During the
second
quarter of the prior year, the Company completed the divestiture of two
non-core businesses. The Company sold its national accounts commercial painting operations for cash consideration of
$3,386
and notes receivable of
$2,800.
The pre-tax gain on disposal was
$1,406.
The Company also completed the sale of its Florida and Arizona-based landscaping operations for cash consideration of
$9,644
(net of cash disposed of
$600
). The pre-tax gain on disposal was
$4,676.